INVESTMENT IN PHI (Schedule of Summarized Financial Information for Associates) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019 [1]	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Current assets	₪ 1,664	₪ 1,254
Non-current assets	3,351	2,722
Current liabilities	1,489	1,150
Non-current liabilities	2,109	1,420
Net Assets	5,015	3,976
Summarized statement of income
Revenues, net	3,234	3,259	[2]	₪ 3,268	[2]
Pre-tax Profit	19	63		135
After-tax profit	19	56	[2]	114	[2]
Total comprehensive income	17	57		113
Reconciliation to carrying amount:
Cost of revenues	₪ 2,707	2,700	[2]	2,627	[2]
P.H.I. Networks [Member]
Disclosure of associates [line items]
Current assets		137
Non-current assets		312
Current liabilities		135
Non-current liabilities		312
Net Assets		2
Supplemental information relating to associates:
Commitments for operating leases and operating expenses		781
Commitments to purchase fixed assets		6
Guarantees made to third parties		1
Summarized statement of income
Revenues, net		495
Pre-tax Profit
After-tax profit
Total comprehensive income
Reconciliation to carrying amount:
Opening net assets of PHI		2
Profit for the period
Closing net assets of PHI		2
Carrying amount: Group's share		1
Cost of revenues		70		45
Deferred expenses - Right of use		131		95
Current assets (liabilities)		(51)		(43)
Non-current investment in PHI		1		1
Other non-current assets (liabilities)		₪ (14)		₪ (7)

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.